Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt outstanding	$ 1,956,850	$ 1,665,000		$ 2,028,993
Deferred financing charges	(26,670)	(25,205)		(34,838)
Term loan facility, discount	(2,128)	(2,184)		(3,633)
Short-term debt, including current portion of long-term debt	(12,600)	(9,000)		(60,345)
Long-term debt, net of current portion and deferred financing charges	$ 1,915,452	1,628,611		1,930,177
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt outstanding		$ 250,000	$ 250,000	$ 45,000
Senior unsecured notes
Debt Instrument [Line Items]
Interest Rate				7.875%
Total debt outstanding				$ 500,000
Senior secured notes
Debt Instrument [Line Items]
Interest Rate	4.50%	4.50%
Total debt outstanding	$ 700,000	$ 700,000
Term loan facility
Debt Instrument [Line Items]
Interest Rate	4.36%	5.049%
Total debt outstanding	$ 1,256,850	$ 900,000	$ 900,000
Revolving credit facility
Debt Instrument [Line Items]
Interest Rate				5.754%
Total debt outstanding		$ 250,000		$ 5,000